Benefit Plans 1 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		$ 2,553.5	$ 2,085.1
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(830.9)	(774.6)
AEP Texas Inc. [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		114.8	73.3
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(63.4)	(56.3)
Appalachian Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		190.0	133.3
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(74.7)	(64.5)
Indiana Michigan Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		179.9	121.5
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(88.5)	(120.4)
Ohio Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		374.2	295.5
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(46.2)	(111.7)
Public Service Co Of Oklahoma [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		8.7	10.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(22.5)	(24.8)
Southwestern Electric Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		109.9	99.9
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(19.9)	(9.7)
Pension Plans [Member]
Underfunded Status, Accumulated Benefit Obligation			(88.5)
Defined Benefit Plan, Accumulated Benefit Obligation		$ 5,025.2	$ 4,915.8
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.65%	4.05%
Rate of Compensation Increase	[1]	4.80%	4.75%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.05%	4.30%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.80%	4.75%	4.80%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 5,085.8	$ 4,992.9
Service Cost		96.5	85.8	$ 93.5
Interest Cost		203.1	211.6	205.3
Actuarial (Gain) Loss		182.4	142.7
Benefit Payments		(352.0)	(347.2)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		5,215.8	5,085.8	4,992.9
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		4,827.3	4,767.6
Actual Gain (Loss) on Plan Assets		600.0	315.5
Company Contributions		98.8	91.4
Participant Contributions		0.0	0.0
Benefit Payments		(352.0)	(347.2)
Fair Value of Plan Assets as of December 31		5,174.1	4,827.3	$ 4,767.6
Funded (Underfunded) Status as of December 31		(41.7)	(258.5)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		36.3	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(6.2)	(5.9)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(71.8)	(252.6)
Funded (Underfunded) Status		(41.7)	(258.5)
Components
Net Actuarial Loss		1,354.2	1,569.8
Prior Service Cost (Credit)		0.0	1.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(132.8)	107.5
Amortization of Actuarial Gain (Loss)		(82.8)	(83.8)
Amortization of Prior Service Credit (Cost)		(1.0)	(2.3)
Change for the Year		$ (216.6)	$ 21.4
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.80%	4.75%
Pension Plans [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[3]	$ 11.6	$ 0.0
Pension Plans [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		1,271.3	1,415.6
Pension Plans [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		17.4	54.4
Pension Plans [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		53.9	100.8
Pension Plans [Member] | AEP Texas Inc. [Member]
Defined Benefit Plan, Accumulated Benefit Obligation		$ 425.2	$ 408.5
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.65%	4.05%
Rate of Compensation Increase	[1]	4.90%	4.85%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.05%	4.30%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.90%	4.85%	4.50%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 421.7	$ 420.3
Transfer of CSW Energy, Inc. Benefit Obligation		0.0	(2.8)
Service Cost		8.6	7.5	$ 7.6
Interest Cost		17.1	17.8	17.2
Actuarial (Gain) Loss		25.6	11.1
Benefit Payments		(31.7)	(32.2)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		441.3	421.7	420.3
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		416.6	415.4
Transfer of CSW Energy, Inc. Plan Assets		0.0	(2.5)
Actual Gain (Loss) on Plan Assets		61.8	27.4
Company Contributions		9.2	8.5
Participant Contributions		0.0	0.0
Benefit Payments		(31.7)	(32.2)
Fair Value of Plan Assets as of December 31		455.9	416.6	$ 415.4
Funded (Underfunded) Status as of December 31		14.6	(5.1)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		18.6	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.4)	(0.4)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(3.6)	(4.7)
Funded (Underfunded) Status		14.6	(5.1)
Components
Net Actuarial Loss		175.2	193.3
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(11.1)	7.1
Amortization of Actuarial Gain (Loss)		(7.0)	(7.1)
Amortization of Prior Service Credit (Cost)		0.0	(0.4)
Change for the Year		$ (18.1)	$ (0.4)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.90%	4.85%
Pension Plans [Member] | AEP Texas Inc. [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[3]	$ 2.0	$ 0.0
Pension Plans [Member] | AEP Texas Inc. [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		161.4	178.5
Pension Plans [Member] | AEP Texas Inc. [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		2.9	5.2
Pension Plans [Member] | AEP Texas Inc. [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		8.9	9.6
Pension Plans [Member] | Appalachian Power Co [Member]
Underfunded Status, Accumulated Benefit Obligation			(34.9)
Defined Benefit Plan, Accumulated Benefit Obligation		$ 648.2	$ 641.3
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.65%	4.05%
Rate of Compensation Increase	[1]	4.60%	4.55%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.05%	4.30%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.60%	4.55%	4.45%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 654.0	$ 653.4
Service Cost		9.4	8.1	$ 8.7
Interest Cost		25.7	27.2	26.7
Actuarial (Gain) Loss		15.7	9.2
Benefit Payments		(39.8)	(43.9)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		665.0	654.0	653.4
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		606.4	603.2
Actual Gain (Loss) on Plan Assets		74.9	38.3
Company Contributions		10.2	8.8
Participant Contributions		0.0	0.0
Benefit Payments		(39.8)	(43.9)
Fair Value of Plan Assets as of December 31		651.7	606.4	$ 603.2
Funded (Underfunded) Status as of December 31		(13.3)	(47.6)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(13.3)	(47.6)
Funded (Underfunded) Status		(13.3)	(47.6)
Components
Net Actuarial Loss		182.5	216.2
Prior Service Cost (Credit)		0.0	0.2
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(23.3)	6.2
Amortization of Actuarial Gain (Loss)		(10.4)	(10.8)
Amortization of Prior Service Credit (Cost)		(0.2)	(0.1)
Change for the Year		$ (33.9)	$ (4.7)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.60%	4.55%
Pension Plans [Member] | Appalachian Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[3]	$ 0.4	$ 0.0
Pension Plans [Member] | Appalachian Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		179.9	213.7
Pension Plans [Member] | Appalachian Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.5	1.0
Pension Plans [Member] | Appalachian Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		1.7	1.7
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Underfunded Status, Accumulated Benefit Obligation			(2.7)
Defined Benefit Plan, Accumulated Benefit Obligation		$ 592.8	$ 588.8
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.65%	4.05%
Rate of Compensation Increase	[1]	4.85%	4.80%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.05%	4.30%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.85%	4.80%	4.80%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 611.6	$ 591.5
Service Cost		14.0	12.2	$ 12.9
Interest Cost		24.3	25.3	24.5
Actuarial (Gain) Loss		10.8	20.1
Benefit Payments		(36.4)	(37.5)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		624.3	611.6	591.5
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		586.1	570.0
Actual Gain (Loss) on Plan Assets		74.0	40.6
Company Contributions		13.0	13.0
Participant Contributions		0.0	0.0
Benefit Payments		(36.4)	(37.5)
Fair Value of Plan Assets as of December 31		636.7	586.1	$ 570.0
Funded (Underfunded) Status as of December 31		12.4	(25.5)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		13.4	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(1.0)	(25.5)
Funded (Underfunded) Status		12.4	(25.5)
Components
Net Actuarial Loss		94.9	133.2
Prior Service Cost (Credit)		0.0	0.2
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(28.6)	13.2
Amortization of Actuarial Gain (Loss)		(9.7)	(10.0)
Amortization of Prior Service Credit (Cost)		(0.2)	(0.1)
Change for the Year		$ (38.5)	$ 3.1
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.85%	4.80%
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[3]	$ 0.4	$ 0.0
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		91.8	128.2
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.7	1.8
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		2.0	3.4
Pension Plans [Member] | Ohio Power Co [Member]
Underfunded Status, Accumulated Benefit Obligation			(4.2)
Defined Benefit Plan, Accumulated Benefit Obligation		$ 483.5	$ 478.0
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.65%	4.05%
Rate of Compensation Increase	[1]	4.95%	4.85%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.05%	4.30%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.95%	4.85%	4.80%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 492.9	$ 497.5
Service Cost		7.5	6.5	$ 6.7
Interest Cost		19.4	20.6	20.3
Actuarial (Gain) Loss		13.1	4.7
Benefit Payments		(31.8)	(36.4)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		501.1	492.9	497.5
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		473.8	472.1
Actual Gain (Loss) on Plan Assets		58.9	30.9
Company Contributions		8.2	7.2
Participant Contributions		0.0	0.0
Benefit Payments		(31.8)	(36.4)
Fair Value of Plan Assets as of December 31		509.1	473.8	$ 472.1
Funded (Underfunded) Status as of December 31		8.0	(19.1)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		8.4	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(0.4)	(19.1)
Funded (Underfunded) Status		8.0	(19.1)
Components
Net Actuarial Loss		189.6	215.4
Prior Service Cost (Credit)		0.0	0.1
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(18.0)	1.5
Amortization of Actuarial Gain (Loss)		(7.8)	(8.1)
Amortization of Prior Service Credit (Cost)		(0.1)	(0.1)
Change for the Year		$ (25.9)	$ (6.7)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.95%	4.85%
Pension Plans [Member] | Ohio Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 189.6	$ 215.5
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Defined Benefit Plan, Accumulated Benefit Obligation		$ 259.6	$ 254.2
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.65%	4.05%
Rate of Compensation Increase	[1]	4.90%	4.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.05%	4.30%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.90%	4.90%	4.80%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 266.7	$ 265.4
Service Cost		6.4	6.2	$ 6.4
Interest Cost		10.7	11.2	10.9
Actuarial (Gain) Loss		10.1	3.1
Benefit Payments		(17.3)	(19.2)
Participant Contributions		0.0	0.0
Benefit Obligation as of December 31		276.6	266.7	265.4
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		266.0	262.1
Actual Gain (Loss) on Plan Assets		33.6	17.3
Company Contributions		5.5	5.8
Participant Contributions		0.0	0.0
Benefit Payments		(17.3)	(19.2)
Fair Value of Plan Assets as of December 31		287.8	266.0	$ 262.1
Funded (Underfunded) Status as of December 31		11.2	(0.7)
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		13.9	1.6
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.2)	(0.2)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(2.5)	(2.1)
Funded (Underfunded) Status		11.2	(0.7)
Components
Net Actuarial Loss		78.8	91.0
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(7.9)	1.3
Amortization of Actuarial Gain (Loss)		(4.3)	(4.4)
Amortization of Prior Service Credit (Cost)		0.0	(0.3)
Change for the Year		$ (12.2)	$ (3.4)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.90%	4.90%
Pension Plans [Member] | Public Service Co Of Oklahoma [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 78.8	$ 91.0
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Defined Benefit Plan, Accumulated Benefit Obligation		$ 291.6	$ 281.5
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.65%	4.05%
Rate of Compensation Increase	[1]	4.80%	4.75%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.05%	4.30%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.80%	4.75%	4.80%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 296.6	$ 282.8
Service Cost		8.7	8.1	$ 8.3
Interest Cost		12.3	12.4	11.8
Actuarial (Gain) Loss		16.3	13.8
Benefit Payments		(19.3)	(20.5)
Participant Contributions		0.0	0.0
Benefit Obligation as of December 31		314.6	296.6	282.8
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		287.3	280.6
Actual Gain (Loss) on Plan Assets		34.6	18.8
Company Contributions		9.1	8.4
Participant Contributions		0.0	0.0
Benefit Payments		(19.3)	(20.5)
Fair Value of Plan Assets as of December 31		311.7	287.3	$ 280.6
Funded (Underfunded) Status as of December 31		(2.9)	(9.3)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.2)	(0.1)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(2.7)	(9.2)
Funded (Underfunded) Status		(2.9)	(9.3)
Components
Net Actuarial Loss		97.4	103.8
Prior Service Cost (Credit)		0.0	0.1
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(1.5)	11.5
Amortization of Actuarial Gain (Loss)		(4.9)	(4.8)
Amortization of Prior Service Credit (Cost)		(0.1)	(0.3)
Change for the Year		$ (6.5)	$ 6.4
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.80%	4.75%
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[3]	$ 0.0	$ 0.0
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		97.4	103.9
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.0	0.0
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 0.0	$ 0.0
Pension Plans [Member] | Minimum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Maximum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Other Postretirement Benefit Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.60%	4.10%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.10%	4.30%	4.00%
Expected Return on Plan Assets		6.75%	7.00%	6.75%
Health Care Trend Rates
Initial		6.50%	7.00%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 2.5
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(2.0)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		45.4
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(39.6)
Change in Benefit Obligation
Benefit Obligation as of January 1		1,447.4	$ 1,450.6
Service Cost		11.2	10.2	$ 12.2
Interest Cost		59.3	60.9	56.8
Actuarial (Gain) Loss		(97.5)	17.3
Benefit Payments		(128.6)	(130.2)
Participant Contributions		39.5	37.8
Medicare Subsidy		0.7	0.8
Benefit Obligation as of December 31		1,332.0	1,447.4	1,450.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		1,545.9	1,577.4
Actual Gain (Loss) on Plan Assets		271.6	56.0
Company Contributions		4.1	4.9
Participant Contributions		39.5	37.8
Benefit Payments		(128.6)	(130.2)
Fair Value of Plan Assets as of December 31		1,732.5	1,545.9	$ 1,577.4
Funded (Underfunded) Status as of December 31		400.5	98.5
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		463.0	154.5
Other Current Liabilities - Accrued Short-term Benefit Liability		(3.2)	(3.0)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(59.3)	(53.0)
Funded (Underfunded) Status		400.5	98.5
Components
Net Actuarial Loss		309.9	614.4
Prior Service Cost (Credit)		(416.3)	(485.4)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(267.8)	68.4
Amortization of Actuarial Gain (Loss)		(36.7)	(31.4)
Amortization of Prior Service Credit (Cost)		69.1	69.0
Change for the Year		(235.4)	106.0
Other Postretirement Benefit Plans [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[3]	(3.4)	0.0
Other Postretirement Benefit Plans [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		(82.4)	90.4
Other Postretirement Benefit Plans [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		(5.0)	13.5
Other Postretirement Benefit Plans [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ (15.6)	$ 25.1
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.60%	4.10%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.10%	4.30%	4.00%
Expected Return on Plan Assets		6.75%	7.00%	6.75%
Health Care Trend Rates
Initial		6.50%	7.00%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.1
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.1)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		2.6
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(2.4)
Change in Benefit Obligation
Benefit Obligation as of January 1		120.4	$ 122.0
Transfer of CSW Energy, Inc. Benefit Obligation		0.0	(0.4)
Service Cost		0.9	0.7	$ 0.8
Interest Cost		4.9	5.1	4.8
Actuarial (Gain) Loss		(11.9)	0.8
Benefit Payments		(10.8)	(11.4)
Participant Contributions		3.6	3.5
Medicare Subsidy		0.0	0.1
Benefit Obligation as of December 31		107.1	120.4	122.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		134.1	138.6
Transfer of CSW Energy, Inc. Plan Assets		0.0	(0.4)
Actual Gain (Loss) on Plan Assets		20.4	3.8
Company Contributions		0.0	0.0
Participant Contributions		3.6	3.5
Benefit Payments		(10.8)	(11.4)
Fair Value of Plan Assets as of December 31		147.3	134.1	$ 138.6
Funded (Underfunded) Status as of December 31		40.2	13.7
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		40.2	13.7
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		40.2	13.7
Components
Net Actuarial Loss		23.9	50.7
Prior Service Cost (Credit)		(35.4)	(41.2)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(23.6)	6.4
Amortization of Actuarial Gain (Loss)		(3.2)	(2.8)
Amortization of Prior Service Credit (Cost)		5.8	6.0
Change for the Year		(21.0)	9.6
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[3]	(0.2)	0.0
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		(10.2)	9.7
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		(0.3)	(0.1)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ (0.8)	$ (0.1)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.60%	4.10%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.10%	4.30%	4.00%
Expected Return on Plan Assets		6.75%	7.00%	6.75%
Health Care Trend Rates
Initial		6.50%	7.00%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.5
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.4)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		10.8
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(9.1)
Change in Benefit Obligation
Benefit Obligation as of January 1		255.6	$ 262.2
Service Cost		1.1	1.0	$ 1.1
Interest Cost		10.6	10.8	10.3
Actuarial (Gain) Loss		(13.4)	(0.2)
Benefit Payments		(24.3)	(24.8)
Participant Contributions		6.7	6.4
Medicare Subsidy		0.2	0.2
Benefit Obligation as of December 31		236.5	255.6	262.2
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		246.9	256.7
Actual Gain (Loss) on Plan Assets		41.6	5.9
Company Contributions		2.5	2.7
Participant Contributions		6.7	6.4
Benefit Payments		(24.3)	(24.8)
Fair Value of Plan Assets as of December 31		273.4	246.9	$ 256.7
Funded (Underfunded) Status as of December 31		36.9	(8.7)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		74.6	25.2
Other Current Liabilities - Accrued Short-term Benefit Liability		(2.5)	(2.4)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(35.2)	(31.5)
Funded (Underfunded) Status		36.9	(8.7)
Components
Net Actuarial Loss		48.0	92.9
Prior Service Cost (Credit)		(60.4)	(70.5)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(38.6)	11.4
Amortization of Actuarial Gain (Loss)		(6.3)	(5.4)
Amortization of Prior Service Credit (Cost)		10.1	10.1
Change for the Year		(34.8)	16.1
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[3]	(0.2)	0.0
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		(11.1)	7.7
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		(0.3)	5.1
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ (0.8)	$ 9.6
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.60%	4.10%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.10%	4.30%	4.00%
Expected Return on Plan Assets		6.75%	7.00%	6.75%
Health Care Trend Rates
Initial		6.50%	7.00%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.2
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.2)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		3.7
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(3.4)
Change in Benefit Obligation
Benefit Obligation as of January 1		167.6	$ 166.3
Service Cost		1.6	1.5	$ 1.6
Interest Cost		6.9	7.0	6.4
Actuarial (Gain) Loss		(12.0)	3.8
Benefit Payments		(15.6)	(15.7)
Participant Contributions		4.9	4.6
Medicare Subsidy		0.1	0.1
Benefit Obligation as of December 31		153.5	167.6	166.3
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		186.6	189.0
Actual Gain (Loss) on Plan Assets		35.2	8.7
Company Contributions		0.0	0.0
Participant Contributions		4.9	4.6
Benefit Payments		(15.6)	(15.7)
Fair Value of Plan Assets as of December 31		211.1	186.6	$ 189.0
Funded (Underfunded) Status as of December 31		57.6	19.0
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		57.6	19.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		57.6	19.0
Components
Net Actuarial Loss		42.0	81.3
Prior Service Cost (Credit)		(56.9)	(66.3)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(34.9)	7.9
Amortization of Actuarial Gain (Loss)		(4.4)	(3.7)
Amortization of Prior Service Credit (Cost)		9.4	9.4
Change for the Year		(29.9)	13.6
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[3]	(0.1)	0.0
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		(14.0)	13.7
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		(0.2)	0.5
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ (0.6)	$ 0.8
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.60%	4.10%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.10%	4.30%	4.00%
Expected Return on Plan Assets		6.75%	7.00%	6.75%
Health Care Trend Rates
Initial		6.50%	7.00%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.2
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.2)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		3.5
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(3.2)
Change in Benefit Obligation
Benefit Obligation as of January 1		164.0	$ 168.6
Service Cost		0.9	0.8	$ 0.9
Interest Cost		6.7	7.0	6.4
Actuarial (Gain) Loss		(16.6)	(1.0)
Benefit Payments		(15.5)	(16.2)
Participant Contributions		4.7	4.7
Medicare Subsidy		0.1	0.1
Benefit Obligation as of December 31		144.3	164.0	168.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		182.6	191.6
Actual Gain (Loss) on Plan Assets		26.7	2.5
Company Contributions		0.0	0.0
Participant Contributions		4.7	4.7
Benefit Payments		(15.5)	(16.2)
Fair Value of Plan Assets as of December 31		198.5	182.6	$ 191.6
Funded (Underfunded) Status as of December 31		54.2	18.6
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		54.2	18.6
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		54.2	18.6
Components
Net Actuarial Loss		22.6	58.2
Prior Service Cost (Credit)		(41.6)	(48.5)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(31.3)	9.4
Amortization of Actuarial Gain (Loss)		(4.3)	(3.8)
Amortization of Prior Service Credit (Cost)		6.9	6.9
Change for the Year		(28.7)	12.5
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ (19.0)	$ 9.7
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.60%	4.10%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.10%	4.30%	4.00%
Expected Return on Plan Assets		6.75%	7.00%	6.75%
Health Care Trend Rates
Initial		6.50%	7.00%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.1
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.1)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		1.7
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(1.5)
Change in Benefit Obligation
Benefit Obligation as of January 1		77.6	$ 77.7
Service Cost		0.7	0.6	$ 0.7
Interest Cost		3.2	3.3	3.0
Actuarial (Gain) Loss		(7.5)	1.0
Benefit Payments		(6.9)	(7.2)
Participant Contributions		2.3	2.2
Benefit Obligation as of December 31		69.4	77.6	77.7
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		86.4	88.3
Actual Gain (Loss) on Plan Assets		13.7	3.1
Company Contributions		0.0	0.0
Participant Contributions		2.3	2.2
Benefit Payments		(6.9)	(7.2)
Fair Value of Plan Assets as of December 31		95.5	86.4	$ 88.3
Funded (Underfunded) Status as of December 31		26.1	8.8
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		26.1	8.8
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		26.1	8.8
Components
Net Actuarial Loss		19.8	37.3
Prior Service Cost (Credit)		(25.9)	(30.2)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(15.5)	3.9
Amortization of Actuarial Gain (Loss)		(2.0)	(1.8)
Amortization of Prior Service Credit (Cost)		4.3	4.3
Change for the Year		(13.2)	6.4
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ (6.1)	$ 7.1
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		3.60%	4.10%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.10%	4.30%	4.00%
Expected Return on Plan Assets		6.75%	7.00%	6.75%
Health Care Trend Rates
Initial		6.50%	7.00%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.1
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.1)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		1.9
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(1.8)
Change in Benefit Obligation
Benefit Obligation as of January 1		86.9	$ 86.1
Service Cost		0.9	0.8	$ 0.8
Interest Cost		3.6	3.6	3.4
Actuarial (Gain) Loss		(6.2)	1.5
Benefit Payments		(7.4)	(7.5)
Participant Contributions		2.5	2.4
Benefit Obligation as of December 31		80.3	86.9	86.1
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		96.8	97.8
Actual Gain (Loss) on Plan Assets		18.5	4.1
Company Contributions		0.0	0.0
Participant Contributions		2.5	2.4
Benefit Payments		(7.4)	(7.5)
Fair Value of Plan Assets as of December 31		110.4	96.8	$ 97.8
Funded (Underfunded) Status as of December 31		30.1	9.9
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		30.1	9.9
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		30.1	9.9
Components
Net Actuarial Loss		24.7	45.4
Prior Service Cost (Credit)		(31.4)	(36.6)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(18.4)	4.0
Amortization of Actuarial Gain (Loss)		(2.3)	(1.9)
Amortization of Prior Service Credit (Cost)		5.2	5.0
Change for the Year		(15.5)	7.1
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[3]	(0.4)	0.0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		(3.7)	5.7
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		(0.6)	1.1
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ (2.0)	$ 2.0

[1]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.
[2]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.
[3]	Amounts relate to the re-measurement of Deferred Income Taxes as a result of Tax Reform. In accordance with the accounting guidance for “Income Taxes”, re-measurement of Deferred Income Taxes related to AOCI must flow through the statement of income.